Loans Receivable	12 Months Ended
Dec. 31, 2012
Loans Receivable

NOTE 6 – LOANS RECEIVABLE

Loans receivable at December 31, 2012 and December 31, 2011 consist of the following:

(Dollars in thousands)	2012	2011
Residential mortgage loans:
Residential 1-4 family	$471,183	$522,357
Construction/ Owner Occupied	6,021	16,143

Total residential mortgage loans	477,204	538,500

Commercial loans:
Real estate	3,631,543	3,363,891
Business	2,537,718	2,005,234

Total commercial loans	6,169,261	5,369,125

Consumer and other loans:
Indirect automobile	327,985	261,896
Home equity	1,251,125	1,019,110
Other	273,005	199,406

Total consumer and other loans	1,852,115	1,480,412

Total loans receivable	$8,498,580	$7,388,037

In 2009, the Company acquired substantially all of the assets and liabilities of CapitalSouth Bank (“CSB”), and certain assets and assumed certain deposit and other liabilities of Orion Bank (“Orion”) and Century Bank (“Century”). In 2010, the Company acquired certain assets and assumed certain deposit and other liabilities of Sterling Bank. The loans and foreclosed real estate that were acquired in these transactions are covered by loss share agreements between the FDIC and IBERIABANK, which afford IBERIABANK significant loss protection. Under the loss share agreements, the FDIC will cover 80% of covered loan and foreclosed real estate losses up to certain thresholds for all four acquisitions, 80% of losses that exceed the thresholds for Sterling Bank, and 95% of losses that exceed those thresholds for CSB, Orion, and Century only.

Because of the loss protection provided by the FDIC, the risks of the CSB, Orion, Century, and Sterling loans and foreclosed real estate are significantly different from those assets not covered under the loss share agreement. Accordingly, the Company presents loans subject to the loss share agreements as “covered loans” in the information below and loans that are not subject to the loss share agreement as “non-covered loans.”

Deferred loan origination fees were $14,040,000 and $9,422,000 and deferred loan expenses were $5,270,000 and $4,828,000 at December 31, 2012 and 2011, respectively. In addition to loans issued in the normal course of business, the Company considers overdrafts on customer deposit accounts to be loans and reclassifies these overdrafts as loans in its consolidated balance sheets. At December 31, 2012 and 2011, overdrafts of $3,231,000 and $1,646,000, respectively, have been reclassified to loans receivable.

Loans with carrying values of $1,504,512,000 and $1,112,214,000 were pledged to secure public deposits and other borrowings at December 31, 2012 and December 31, 2011, respectively.

Non-covered Loans

The following is a summary of the major categories of non-covered loans outstanding as of December 31, 2012 and 2011:

(Dollars in thousands)	2012	2011
Non-covered Loans:
Residential mortgage loans:
Residential 1-4 family	$284,019	$266,970
Construction/ Owner Occupied	6,021	16,143

Total residential mortgage loans	290,040	283,113

Commercial loans:
Real estate	2,990,700	2,591,014
Business	2,450,667	1,896,496

Total commercial loans	5,441,367	4,487,510

Consumer and other loans:
Indirect automobile	327,985	261,896
Home equity	1,076,913	826,463
Other	269,519	194,606

Total consumer and other loans	1,674,417	1,282,965

Total non-covered loans receivable	$7,405,824	$6,053,588

The following tables provide an analysis of the aging of non-covered loans as of December 31, 2012 and 2011. Because of the difference in the accounting for acquired loans, the tables below further segregate the Company’s non-covered loans receivable between loans acquired from Florida Gulf in 2012, as well as those acquired in 2011, and loans originated by the Company. For purposes of the following tables, subprime mortgage loans are defined as the Company’s loans that have FICO scores that are less than 620 at the time of origination or were purchased outside of a business combination.

	Non-covered loans excluding acquired loans
(Dollars in thousands)
	Past Due (1)
December 31, 2012	30-59 days	60-89 days	Greater than 90 days	Total past due	Current	Total non- covered loans, net of unearned income	Recorded investment > 90 days and accruing

Residential
Prime	$662	$1,156	$9,168	$10,986	$185,843	$196,829	$801
Subprime	—	—	—	—	60,454	60,454	—
Commercial
Real Estate - Construction	60	—	5,479	5,539	288,137	293,676	—
Real Estate - Other	3,590	—	23,559	27,149	2,224,495	2,251,644	83
Commercial Business	1,430	13	3,687	5,130	2,362,304	2,367,434	329
Consumer and Other
Indirect Automobile	1,624	326	868	2,818	320,148	322,966	—
Home Equity	2,283	796	5,793	8,872	991,766	1,000,638	158
Credit Card	130	51	424	605	51,117	51,722	—
Other	566	105	310	981	201,161	202,142	—

Total	$10,345	$2,447	$49,288	$62,080	$6,685,425	$6,747,505	$1,371

	Non-covered loans excluding acquired loans
(Dollars in thousands)
	Past Due (1)
December 31, 2011	30-59 days	60-89 days	Greater than 90 days	Total past due	Current	Total loans, net of unearned income	Recorded investment > 90 days and accruing

Residential
Prime	$731	$325	$6,009	$7,065	$271,534	$278,599	$1,099
Subprime	—	—	—	—	—	—	—
Commercial
Real Estate - Construction	266	—	2,582	2,848	273,824	276,672	—
Real Estate - Other	880	54	34,087	35,021	1,778,235	1,813,256	636
Commercial Business	302	277	6,642	7,221	1,793,959	1,801,180	20
Consumer and Other
Indirect Automobile	1,232	159	994	2,385	248,070	250,455	—
Home Equity	3,102	717	4,955	8,774	741,968	750,742	82
Credit Card	467	107	403	977	46,786	47,763	—
Other	349	147	623	1,119	129,640	130,759	4

Total	$7,329	$1,786	$56,295	$65,410	$5,284,016	$5,349,426	$1,841

(1)	Past due loans include loans on nonaccrual status as of the period indicated. Nonaccrual loans are presented separately in the “Nonaccrual Loans” section below.

(Dollars in thousands)	Non-covered acquired loans
	Past Due (1)
December 31, 2012	30-59 days	60-89 days	Greater than 90 days	Total past due	Current	Discount	Total non- covered loans, net of unearned income	Recorded investment > 90 days and accruing (1)

Residential
Prime	$—	$—	$779	$779	$30,663	$1,315	$32,757	$779
Subprime	—	—	—	—	—	—	—	—
Commercial
Real Estate - Construction	369	—	4,067	4,436	29,098	(3,968)	29,566	4,067
Real Estate - Other	5,971	1,572	38,987	46,530	426,339	(57,055)	415,814	38,987
Commercial Business	1,410	524	3,953	5,887	89,490	(12,144)	83,233	3,953
Consumer and Other
Indirect Automobile	171	4	146	321	4,698	—	5,019	146
Home Equity	2,379	382	4,354	7,115	73,658	(4,498)	76,275	4,354
Credit Card	—	—	—	—	—	—	—	—
Other	202	17	495	714	21,746	(6,805)	15,655	495

Total	$10,502	$2,499	$52,781	$65,782	$675,692	$(83,155)	$658,319	$52,781

(Dollars in thousands)	Non-covered acquired loans
	Past Due (1)
December 31, 2011	30-59 days	60-89 days	Greater than 90 days	Total past due	Current	Discount	Total non- covered loans, net of unearned income	Recorded investment > 90 days and accruing (1)

Residential
Prime	$124	$60	$185	$369	$4,145	$—	$4,514	$185
Subprime	—	—	—	—	—	—	—	—
Commercial
Real Estate - Construction	629	—	3,755	4,384	61,705	(6,458)	59,631	3,755
Real Estate - Other	7,213	4,036	29,725	40,974	448,288	(47,808)	441,454	29,725
Commercial Business	183	69	639	891	105,796	(11,371)	95,316	639
Consumer and Other
Indirect Automobile	171	10	258	439	10,813	189	11,441	258
Home Equity	2,509	125	4,104	6,738	73,822	(4,839)	75,721	4,104
Credit Card	—	—	—	—	—	—	—	—
Other	413	545	571	1,529	16,067	(1,511)	16,085	571

Total	$11,242	$4,845	$39,237	$55,324	$720,636	$(71,798)	$704,162	$39,237

(1)

Past due information includes loans acquired from OMNI, Cameron, and Florida Gulf at the gross loan balance, prior to the application of discounts, at December 31, 2012 and OMNI and Cameron at December 31, 2011.

Nonaccrual Loans

The following table provides the recorded investment of non-covered loans on nonaccrual status at December 31, 2012 and 2011. Nonaccrual loans in the table exclude loans acquired.

(Dollars in thousands)	2012	2011

Residential
Prime	$8,367	$4,910
Subprime	—	—
Commercial
Real Estate - Construction	5,479	2,582
Real Estate - Other	23,475	33,451
Business	3,358	6,622
Consumer and Other
Indirect Automobile	868	994
Home Equity	5,635	4,873
Credit Card	424	403
Other	310	619

Total	$47,916	$54,454

The amount of interest income that would have been recorded in 2012, 2011, and 2010 if total nonaccrual loans had been current in accordance with their original terms was approximately $3,193,000, $4,113,000, and $2,198,000, respectively.

Covered Loans

The carrying amount of the acquired covered loans at December 31, 2012 and 2011 consisted of loans determined to be impaired at the time of acquisition, which are accounted for in accordance with ASC Topic 310-30, and loans that were considered to be performing at the acquisition date, accounted for by analogy to ASC Topic 310-30, as detailed in the following tables.

(Dollars in thousands)	December 31, 2012
Covered loans	Acquired Impaired Loans	Acquired Performing Loans	Total Covered Loans

Residential mortgage loans:

Residential 1-4 family	$20,232	$166,932	$187,164

Total residential mortgage loans	20,232	166,932	187,164

Commercial loans:
Real estate	167,742	473,101	640,843
Business	2,757	84,294	87,051

Total commercial loans	170,499	557,395	727,894

Consumer and other loans:
Home equity	22,094	152,117	174,211
Other	820	2,667	3,487

Total consumer and other loans	22,914	154,784	177,698

Total covered loans receivable	$213,645	$879,111	$1,092,756

The Company has corrected its disclosure of historical covered loan balances by portfolio type for December 31, 2011 for the impact of an error in the allocation of loan discounts in its covered loan portfolio. The correction had no effect on the balance of total covered loans, total loans, total assets, or net income for the periods presented. The error was identified in 2012 through the operation of the Company’s internal controls over financial reporting as it related to the Company’s loan accounting. Using accounting guidance provided in ASC Topic 250, the Company assessed these items and determined the error, although immaterial to the consolidated financial statements for the year ended December 31, 2012, and immaterial to the overall financial statement presentation at December 31, 2011, would affect the comparability of the disclosures provided in these consolidated financial statements. As a result, the information included in these footnotes includes the effect this correction has on the previously reported disclosures for the December 31, 2011 period.

The following table presents the effect of this correction for the December 31, 2011 period.

(Dollars in thousands)	December 31, 2011
Covered loans	Acquired Impaired Loans			Acquired Performing Loans			Total Covered Loans
	As Previously Reported	Adjustment	As Adjusted	As Previously Reported	Adjustment	As Adjusted

Residential mortgage loans:

Residential 1-4 family	$31,809	$3,985	$35,794	$184,465	35,128	$219,593	$255,387

Total residential mortgage loans	31,809	3,985	35,794	184,465	35,128	219,593	255,387

Commercial loans:
Real estate	23,127	31,564	54,691	704,841	13,345	718,186	772,877
Business	4,053	116	4,169	144,825	(40,256)	104,569	108,738

Total commercial loans	27,180	31,680	58,860	849,666	(26,911)	822,755	881,615

Consumer and other loans:
Home equity	30,267	(794)	29,473	204,707	(41,533)	163,174	192,647
Other	116	(116)	—	6,239	(1,439)	4,800	4,800

Total consumer and other loans	30,383	(910)	29,473	210,946	(42,972)	167,974	197,447

Total covered loans receivable	$89,372	$34,755	$124,127	$1,245,077	(34,755)	$1,210,322	$1,334,449

FDIC loss share receivable

The following is a summary of the year-to-date activity in the FDIC loss share receivable for the periods indicated.

(Dollars in thousands)	December 31,
	2012	2011

Balance, beginning of period	$591,844	$726,871
Increase due to credit loss provision recorded on FDIC covered loans	84,085	57,121

Amortization	(118,100)	(72,086)
Submission of reimbursable losses to the FDIC	(123,986)	(117,939)
Changes due to a change in cash flow assumptions on OREO	(10,774)	781
Other	—	(2,904)

Balance, end of period	$423,069	$591,844

The Company does not anticipate owing any consideration previously received under indemnification agreements to the FDIC under the “clawback” provisions of these agreements. Of the three agreements with the FDIC that contain clawback provisions, cumulative losses to date under two of these agreements have exceeded the calculated loss amounts which would result in clawback if not incurred. The sum of the historical and remaining projected losses under the remaining agreement is in excess of the clawback amount stated in that agreement.

ASC 310-30 loans

The Company acquired loans (both covered and non-covered) through previous acquisitions which are subject to ASC Topic 310-30.

The carrying amounts of the loans acquired from Florida Gulf in 2012 and OMNI and Cameron during 2011 are detailed in the following tables as of the purchase date.

(Dollars in thousands)
2012	Acquired Impaired Loans	Acquired Performing Loans	Total Acquired Loan Portfolio
Contractually required principal and interest at acquisition	$10,203	$231,695	$241,898
Nonaccretable difference (expected losses and foregone interest)	(5,239)	(40,431)	(45,670)

Cash flows expected to be collected at acquisition	4,964	191,264	196,228
Accretable yield	(1,190)	(22,899)	(24,089)

Basis in acquired loans at acquisition	$3,774	$168,365	$172,139

(Dollars in thousands)
2011	Acquired Impaired Loans	Acquired Performing Loans	Total Acquired Loan Portfolio
Contractually required principal and interest at acquisition	$88,556	$975,870	$1,064,426
Nonaccretable difference (expected losses and foregone interest)	(34,824)	(72,827)	(107,651)

Cash flows expected to be collected at acquisition	53,732	903,043	956,775
Accretable yield	(7,346)	(139,163)	(146,509)

Basis in acquired loans at acquisition	$46,386	$763,880	$810,226 (1)

(1)	Excludes overdraft balances, credit card loans, and in-process accounts included in total loans at the acquisition date.

The following is a summary of changes in the accretable yields of acquired loans during the years ended December 31, 2012 and 2011.

(Dollars in thousands)
December 31, 2012	Acquired Impaired Loans	Acquired Performing Loans	Total Acquired Loan Portfolio

Balance, beginning of period	$83,834	$386,977	$470,811

Acquisition	1,190	22,899	24,089
Net transfers from (to) nonaccretable difference to (from) accretable yield	22,016	88,786	110,802
Accretion	(30,417)	(218,892)	(249,309)

Balance, end of period	$76,623	$279,770	$356,393

(Dollars in thousands)
December 31, 2011	Acquired Impaired Loans	Acquired Performing Loans	Total Acquired Loan Portfolio

Balance, beginning of period	$82,381	$626,190	$708,571

Acquisition	7,346	139,163	146,509
Net transfers from (to) nonaccretable difference to (from) accretable yield	37,687	(216,551)	(178,864)
Accretion	(43,580)	(161,825)	(205,405)

Balance, end of period	$83,834	$386,977	$470,811

Accretable yield during 2012 decreased primarily as a result of the accretion recognized. Accretable yield during 2011 decreased primarily as a result of a change in expected cash flows on the Company’s covered loans during 2011.

Troubled Debt Restructurings

Information about the Company’s TDRs at December 31, 2012 and 2011 is presented in the following tables. The Company excludes as TDRs modifications of loans that are accounted for within a pool under Subtopic 310-30, which include the covered loans above, as well as the loans acquired in the OMNI and Cameron acquisitions completed during 2011 and those acquired from Florida Gulf in 2012. Accordingly, such modifications do not result in the removal of those loans from the pool, even if the modification of those loans would otherwise be considered a TDR. As a result, all covered loans and loans acquired from OMNI, Cameron, and Florida Gulf that would otherwise meet the criteria for classification as a troubled debt restructuring are excluded from the tables below.

	Total TDRs
(Dollars in thousands)	Accruing Loans
	Current	Past Due Greater than 30 Days	Nonaccrual TDRs	Total TDRs
December 31, 2012
Residential
Prime	$—	$—	$—	$—
Commercial
Real Estate	1,057	—	14,853	15,910
Business	1,204	—	281	1,485
Consumer and Other
Indirect Automobile	—	—	—	—
Home Equity	93	—	222	315
Credit Card	—	—	—	—
Other	—	—	—	—

Total	$2,354	$—	$15,356	$17,710

December 31, 2011
Residential
Prime	$—	$—	$—	$—
Commercial
Real Estate	55	—	21,696	21,751
Business	—	—	1,971	1,971
Consumer and Other
Indirect Automobile	—	—	—	—
Home Equity	—	—	231	231
Credit Card	—	—	—	—
Other	—	—	—	—

Total	$55	$—	$23,898	$23,953

Of the $17,710,000 in total TDRs, $4,649,000 occurred during the current year through modification of the original loan terms. Total TDRs of $23,953,000 at December 31, 2011 included $10,567,000 of TDRs that occurred during the year ended December 31, 2011. The following table provides information on how the TDRs were modified during the years ended December 31, 2012 and 2011.

(Dollars in thousands)	2012	2011

Extended maturities	$412	$—
Interest rate adjustment	277	231
Maturity and interest rate adjustment	1,249	—
Movement to or extension of interest-rate only payments	2,543	2,955
Forbearance	168	7,381
Covenant modifications	—	—
Other concession(s)(1)	—	—

Total	$4,649	$10,567

(1)	Other concessions include concessions or a combination of concessions that do not consist of maturity extensions, interest rate adjustments, forbearance, and covenant modifications.

Information about the Company’s non-covered TDRs occurring in these periods, as well as non-covered TDRs that subsequently defaulted during the previous twelve months, is presented in the following tables. The Company has defined a default as any loan with a loan payment that is currently past due greater than 30 days, or was past due greater than 30 days at any point during the previous twelve months.

	December 31, 2012			December 31, 2011
(In thousands, except number of loans)	Number of Loans	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment (1)	Number of Loans	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment (1)
TDRs occurring during the year
Residential
Prime	—	$—	$—	—	$—	$—
Commercial
Real Estate	14	3,852	3,312	7	9,265	8,365
Business	4	1,215	1,188	5	3,001	1,971
Consumer and Other
Indirect Automobile	—	—	—	—	—	—
Home Equity	1	94	51	1	238	231
Credit Card	—	—	—	—	—	—
Other	1	—	—	—	—	—

Total	20	$5,161	$4,551	13	$12,504	$10,567

	December 31, 2012		December 31, 2011
Total TDRs that subsequently defaulted in the past 12 months	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment
Residential
Prime	—	$—	—	$—
Commercial
Real Estate	44	14,615	30	21,107
Business	9	1,469	6	1,877
Consumer and Other
Indirect Automobile	—	—	—	—
Home Equity	2	273	—	—
Credit Card	—	—	—	—
Other	1	—	—	—

Total	56	$16,357	36	$22,984

(1)	Recorded investment includes any allowance for credit losses recorded on the TDRs at the dates indicated.